General and Administrative Expenses_Share Grants Are Measured At Fair Value Using The Monte Carlo Simulation Model And Assumptions Used In Determining The Fair Value(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Information about how fair value was measured, share options granted	The Group used the volatility of the stock price over the previous year as the expected volatility, and used the arithmetic mean of the dividend rate of one year before, two years before, and three years before the base year as the dividend rate, and used one-year risk-free rate of Korea Treasury Bond in order to calculate fair value.
Liabilities From Share Grants	₩ 135,327,000,000	₩ 124,853,000,000
Expense From Share Grants Transactions With Employees	₩ 48,712,000,000	₩ 49,418,000,000
KB Financial Group Inc. | Series 21
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Series 21 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 38,789
Fair value (Non-market performance condition)	38,789
KB Financial Group Inc. | Series 21 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Series 22
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Series 22 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 37,324
Fair value (Non-market performance condition)	37,324
KB Financial Group Inc. | Series 22 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	41,899
Fair value (Non-market performance condition)	₩ 41,899
KB Financial Group Inc. | Series 23
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Series 23 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 37,324
Fair value (Non-market performance condition)	37,324
KB Financial Group Inc. | Series 23 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	41,899
Fair value (Non-market performance condition)	₩ 41,899
KB Financial Group Inc. | Series 24
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Series 24 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 38,789
Fair value (Non-market performance condition)	38,789
KB Financial Group Inc. | Series 24 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Series 25
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Series 25 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 37,324
Fair value (Non-market performance condition)	37,324
KB Financial Group Inc. | Series 25 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Series 26
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Series 26 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 38,789
Fair value (Non-market performance condition)	38,789
KB Financial Group Inc. | Series 26 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Series 27
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Series 27 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 38,789
Fair value (Non-market performance condition)	38,789
KB Financial Group Inc. | Series 27 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Series 28
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Series 28 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 30,871
Fair value (Non-market performance condition)	34,694
KB Financial Group Inc. | Series 28 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	34,675
Fair value (Non-market performance condition)	₩ 38,969
KB Financial Group Inc. | Deferred grant in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Deferred grant in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 35,895
KB Financial Group Inc. | Deferred grant in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Deferred grant in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Deferred grant in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
KB Financial Group Inc. | Deferred grant in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Deferred grant in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Deferred grant in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
KB Financial Group Inc. | Deferred grant in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Deferred Grant In 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Deferred Grant In 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
KB Financial Group Inc. | Deferred Grant In 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Deferred Grant In 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Deferred Grant In 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
KB Financial Group Inc. | Deferred Grant In 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Deferred Grant In 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Deferred Grant In 2020 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,969
KB Financial Group Inc. | Deferred Grant In 2020 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,065
KB Financial Group Inc. | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 35,895
KB Financial Group Inc. | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,581
KB Financial Group Inc. | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
KB Financial Group Inc. | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
KB Financial Group Inc. | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Stock granted in 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Stock granted in 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
KB Financial Group Inc. | Stock granted in 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
KB Financial Group Inc. | Stock granted in 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
KB Financial Group Inc. | Stock granted in 2020 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
KB Financial Group Inc. | Stock granted in 2020 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,065
Kookmin Bank | Series 75
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Series 75 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 38,789
Fair value (Non-market performance condition)	38,789
Kookmin Bank | Series 75 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Series 76
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Series 76 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 37,324
Fair value (Non-market performance condition)	37,324
Kookmin Bank | Series 76 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	41,899
Fair value (Non-market performance condition)	₩ 41,899
Kookmin Bank | Series 77
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Series 77 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 37,324
Fair value (Non-market performance condition)	37,324
Kookmin Bank | Series 77 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	41,899
Fair value (Non-market performance condition)	₩ 41,899
Kookmin Bank | Series 78
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Series 78 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 36,370
Fair value (Non-market performance condition)	37,324
Kookmin Bank | Series 78 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	40,828
Fair value (Non-market performance condition)	₩ 41,899
Kookmin Bank | Series 79
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Series 79 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 37,324
Fair value (Non-market performance condition)	37,324
Kookmin Bank | Series 79 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Series 80
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Series 80 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 35,895
Fair value (Non-market performance condition)	35,895
Kookmin Bank | Series 80 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	40,299
Fair value (Non-market performance condition)	₩ 40,299
Kookmin Bank | Deferred grant in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Deferred grant in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,899
Kookmin Bank | Deferred grant in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Deferred grant in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Deferred grant in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
Kookmin Bank | Deferred grant in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Deferred grant in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Deferred grant in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
Kookmin Bank | Deferred grant in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Deferred Grant In 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Deferred Grant In 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
Kookmin Bank | Deferred Grant In 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Deferred Grant In 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Deferred Grant In 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
Kookmin Bank | Deferred Grant In 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
Kookmin Bank | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 37,324
Kookmin Bank | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 61,294
Kookmin Bank | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
Kookmin Bank | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
Kookmin Bank | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Stock granted in 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Stock granted in 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
Kookmin Bank | Stock granted in 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Stock granted in 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Kookmin Bank | Stock granted in 2020 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,789
Kookmin Bank | Stock granted in 2020 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,899
Other subsidiaries | Stock granted in 2010
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2010 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
Other subsidiaries | Stock granted in 2010 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
Other subsidiaries | Stock granted in 2011
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2011 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
Other subsidiaries | Stock granted in 2011 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
Other subsidiaries | Stock granted in 2012
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2012 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,299
Other subsidiaries | Stock granted in 2012 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,899
Other subsidiaries | Stock granted in 2013
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2013 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 35,692
Other subsidiaries | Stock granted in 2013 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,899
Other subsidiaries | Stock granted in 2014
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2014 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,899
Other subsidiaries | Stock granted in 2014 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,899
Other subsidiaries | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,581
Other subsidiaries | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 37,324
Other subsidiaries | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 56,293
Other subsidiaries | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,581
Other subsidiaries | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 61,294
Other subsidiaries | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 33,612
Fair value (Non-market performance condition)	35,895
Other subsidiaries | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,072
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 37,324
Fair value (Non-market performance condition)	34,581
Other subsidiaries | Stock granted in 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2020 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 35,780
Fair value (Non-market performance condition)	35,895
Other subsidiaries | Stock granted in 2020 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,096
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,581
Other subsidiaries | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,581
Other subsidiaries | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,581
Other subsidiaries | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,581
Other subsidiaries | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,581
Other subsidiaries | Stock granted in 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	0.74%
Other subsidiaries | Stock granted in 2020 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 35,895
Other subsidiaries | Stock granted in 2020 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,147